OTHER PAYABLES (Tables)	12 Months Ended
Dec. 31, 2018
Trade and other current payables [abstract]
Schedule of other payables
	December 31, 2018	December 31, 2017
	$ thousands

Institutions and employees for salary	89	96
Accrued expenses	1,932	2,285

	2,021	2,381